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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-21452

                          Pioneer Select Equity Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  November 30

Date of reporting period:  December 1, 2004 through November 30, 2005


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.


ITEM 1. REPORTS TO SHAREOWNERS.

--------------------------------------------------------------------------------















--------------------------------------------------------------------------------

                                     PIONEER
                                     -------
                                     SELECT
                                     EQUITY
                                      FUND

                                     Annual
                                     Report

                                    11/30/05

                                 [Logo] PIONEER
                                        Investments(R)

 Table of Contents
--------------------------------------------------------------------------------
Letter to Shareowners                                           1

Portfolio Summary                                               2

Prices and Distributions                                        3

Performance Update                                              4

Comparing Ongoing Fund Expenses                                 5

Portfolio Management Discussion                                 7

Schedule of Investments                                        11

Financial Statements                                           14

Notes to Financial Statements                                  18

Report of Independent Registered Public Accounting Firm        23

Factors Considered by the Independent Trustees in Approving
the Management Contract                                        24

Trustees, Officers and Service Providers                       29

The Pioneer Family of Mutual Funds                             35

Pioneer Select Equity Fund

--------------------------------------------------------------------------------
LETTER TO SHAREOWNERS 11/30/05
--------------------------------------------------------------------------------

 Dear Shareowner,
--------------------------------------------------------------------------------
The economy remains strong. Third quarter profits, coming in well above 10% year-over-year, were surprising in light of the serious economic challenges that developed over the last three months. The vexing economic questions that arose from 2005's disastrous hurricane season began to resolve themselves by late fall, allowing prices for oil and gasoline to retreat from their storm-induced peaks, as Gulf Coast facilities began to come back on line. The Federal Reserve Board continued to raise interest rates, and business activity remained strong, despite storm-related dislocations.

Even with moderating energy prices, businesses and households in colder areas of the country face uncomfortably large bills for heat and utilities for the coming winter while ravaged energy production facilities are refurbished. The national savings rate stands near zero, leaving many households ill prepared for hefty gasoline and heating costs.

However, costly energy and higher interest rates have not slowed the economy to date. American consumers, whose outlays are key to the economy's direction, are notably resilient. Consumer confidence rebounded in November after a post-hurricane lag, according to the University of Michigan. Furthermore, hiring trends are fairly positive and recent readings of leading economic indicators by the Conference Board have shown an upward bias.

The U.S. has enjoyed ten straight quarters of expansion at an annualized rate of 3% or better. Barring surprises, we expect continued, though possibly slower, growth in the period ahead. For appropriate investors, carefully selected high-quality equity and bond mutual funds still have the potential to deliver solid results even in a slow-growth environment. With that in mind, our global investment experts are well positioned to seek attractive opportunities around the world.

Investing for income with Pioneer

Pioneer offers a diverse range of products with different risk/reward profiles designed to help investors pursue a variety of goals. If income is important to you, Pioneer's broad selection of bond funds and equity products that have a meaningful income component, and may improve your overall allocation. Our variety of income funds are actively managed using a value-oriented, total return investment philosophy that seeks enhanced return potential and lower volatility through diversification. Your financial advisor can help you select among Pioneer's fixed-income choices.



Respectfully,

/s/ Osbert M. Hood

Osbert M. Hood, President
Pioneer Investment Management, Inc.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Please consider a fund's investment objective, risks, charges and expenses carefully before investing. The prospectus contains this and other information about each fund and should be read carefully before you invest or send money. To obtain a prospectus and for other information on any Pioneer fund, contact your financial advisor, call 1-800-225-6292 or visit our web site at www.pioneerfunds.com.

Pioneer Select Equity Fund

--------------------------------------------------------------------------------
PORTFOLIO SUMMARY 11/30/05
--------------------------------------------------------------------------------

 Portfolio Diversification
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio)

U.S Common Stocks                                 94.6%
Depositary Receipts for International Stocks       5.4%



 Sector Distribution
--------------------------------------------------------------------------------
(As a percentage of equity holdings)

Financials                      35.7%
Industrials                     18.4%
Information Technology          13.3%
Energy                          10.3%
Health Care                      8.1%
Materials                        6.5%
Utilities                        4.5%
Consumer Discretionary           2.2%
Consumer Staples                 1.0%




 10 Largest Holdings
--------------------------------------------------------------------------------
(As a percentage of equity holdings)*

  1. Citigroup, Inc.                5.83%
  2. United Technologies Corp.      5.64
  3. Bank of America Corp.          5.29
  4. Boeing Co.                     5.20
  5. Golden West Financial Corp.    4.94
  6. Goldman Sachs Group, Inc.      4.92
  7. Capital One Financial Corp.    4.75
  8. Allegheny Energy, Inc.         4.51
  9. General Electric Co.           4.43
 10. J.P. Morgan Chase & Co.        4.37

* This list excludes temporary cash and derivative instruments. The portfolio is actively managed, and current holdings may be different.

Pioneer Select Equity Fund

-----------------------------------------------------------------------------
PRICES AND DISTRIBUTIONS
--------------------------------------------------------------------------------

 Net Asset Value Per Share
--------------------------------------------------------------------------------


 Class   11/30/05   11/30/04
 -----   --------   --------
   A      $11.50     $10.56

 Distributions Per Share - 12/1/04 - 11/30/05
--------------------------------------------------------------------------------


                       Short-Term      Long-Term
 Class   Dividends   Capital Gains   Capital Gains
 -----   ---------   -------------   -------------
   A     $0.0347     $0.5668         $0.3294

Pioneer Select Equity Fund

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 11/30/05                                     CLASS A SHARES
--------------------------------------------------------------------------------

 Investment Returns
--------------------------------------------------------------------------------

The mountain chart on the right shows the change in value of a $10,000 investment in Pioneer Select Equity Fund, at public offering price, compared to that of the S&P 500 Index.


[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]


             Value of $10,000 Investment

                Pioneer Select     S&P 500
                Equity Fund         Index
Dec-03            10000             9425
Nov-04            10722             9953
Nov-05            11627            11701





Average Annual Total Returns
(As of November 30, 2005)
                            Net Asset    Public Offering
Period                     Value (NAV)    Price (POP)
Life-of-Fund
(1/2/04)                    11.94%         8.54%
1 Year                      17.56         10.85





Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

NAV results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. POP return reflects deduction of maximum 5.75% sales charge. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The S&P 500 Index is a commonly used measure of the broad U.S. stock market. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.

Pioneer Select Equity Fund

--------------------------------------------------------------------------------
COMPARING ONGOING FUND EXPENSES
--------------------------------------------------------------------------------

As a shareowner in the Fund, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses; and

(2) transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Fund's latest six-month period and held throughout the six months.


Using the Tables

Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

1.  Divide your account value by $1,000
    Example: an $8,600 account value [divided by] $1,000 = 8.6

2. Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Select Equity Fund

Based on actual returns from June 1, 2005 through November 30, 2005



Share Class                          A
------------------------------------------
Beginning Account Value          $1,000.00
On 6/1/05
Ending Account Value             $1,149.06
On 11/30/05
Expenses Paid During Period*     $    4.04

* Expenses are equal to the Fund's annualized expense ratio of 0.75%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Pioneer Select Equity Fund

--------------------------------------------------------------------------------
COMPARING ONGOING FUND EXPENSES                                    (continued)
--------------------------------------------------------------------------------

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.


You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Select Equity Fund

Based on a hypothetical 5% return per year before expenses, reflecting the period from June 1, 2005 through November 30, 2005



Share Class                           A
------------------------------------------
Beginning Account Value          $1,000.00
On 6/1/05
Ending Account Value             $1,021.31
On 11/30/05
Expenses Paid During Period*     $    3.80

 * Expenses are equal to the Fund's annualized expense ratio of 0.75%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Pioneer Select Equity Fund

--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 11/30/05
--------------------------------------------------------------------------------

Corporate profits grew at a brisk rate throughout the twelve months ending November 30, 2005. However, concerns about rising energy prices and the potential impacts of the Federal Reserve Board's interest-rate hikes resulted in only moderate gains by the overall stock market. In this environment, energy companies benefiting from the rising oil and natural gas prices tended to be the performance leaders. In the following discussion, Andrew D.F. Acheson, who is responsible for the day-to-day portfolio management of Pioneer Select Equity Fund, provides a review of the Fund, its investment strategies and the investment environment for the fiscal year ended November 30, 2005.


Q: How did the Fund perform during the 12 months?


A: The Fund performed very well, substantially outdistancing market benchmarks as well as competitive fund averages. The Fund's Class A shares had a total return of 17.56%, at net asset value for the 12 months ended
   November 30, 2005. During the same twelve months, the Standard & Poor's
   500 Index gained 8.44%, while the average return of the 889 funds in Lipper's large-cap core category was 8.18%.


   Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.


   The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.


Q: What factors led to the Fund's strong performance?


A: Stock selection drove performance, especially in the information technology and health care sectors. In addition, our decision to overweight energy stocks during the second half of the year helped somewhat. We had de-emphasized energy companies for the first six months of the period and missed out on the strong performance by the sector as oil and gas prices rose substantially. This caused us to re-evaluate our position and we moved to an emphasis on energy shares for the second half of the year. We had a major emphasis on energy companies for most of the second half of the year, although we reduced that to a slight overweight near the end of the period as we took profits. While the average returns of the information technology and health care sectors were modest

Pioneer Select Equity Fund

--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 11/30/05                           (continued)
--------------------------------------------------------------------------------

   within the Standard & Poor's 500 Index, our selections in those two sectors of the market were particularly successful. Our information technology investments, for example, had an average total return of 34%, while our health care investments rose an average of 45%.


   We manage the Fund with an emphasis on bottom-up stock selection, focusing on the fundamentals of companies. As the Fund's name implies, we have a relatively concentrated portfolio of approximately 30 different companies that we follow carefully. Our investment discipline leads us to sell or reduce positions in successful investments that meet our price targets. Conversely, we tend to sell disappointing stocks rather quickly when they fail to meet our expectations.


Q: What were some of the investments that helped performance for the last twelve months?


A: In the energy sector, we overweighted drillers, whose prospects kept improving as the prices of oil and gas climbed higher. Two particularly strong performers among our oil drilling holdings were Transocean and Global Santa Fe. We sold our position in Global Santa Fe before the period ended. We also had strong results from several diversified energy companies such as Suncor, a Canadian company, as well as Amerada Hess.


   Four of our top 10 biggest contributors were information technology companies. Apple Computer was the leading tech contributor, as its stock price rose by more than 100% for the 12 months. The company's strong earnings were driven by the continued popularity of the iPod as well as Apple's market share gains in computers. Sandisk, which produces flash memory chips used in devices such as digital cameras and hand-held telephones, was another major performer for the Fund. Other tech holdings that supported results included: Hewlett-Packard, a company in which we invested after it decided to change managements; and Taiwan Semiconductor, the world's leading contract manufacturer of chips. We took profits and sold our positions in Sandisk and Hewlett-Packard before the end of the fiscal year.


   Among our health care investments, the biggest contributor was IVAX, a generic drug manufacturer being acquired by another company, Teva. After the deal was announced and IVAX's share price jumped up, we sold our position in the company. Other health care holdings that helped performance included Cubist Pharmaceuticals,

Pioneer Select Equity Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

   which is developing an interesting antibiotic for the treatment of drug-resistant infections, and Amgen, the major biotechnology company, which continued to post excellent earnings results.


   Among other positions, a stand-out performer was Freeport McMoRan Copper & Gold, one of the world's largest mines, in Indonesia.


Q: What were some of the disappointments?


A: We had several disappointments. The biggest detractor from performance was Avaya, a telecommunications equipment company in which we had a position early in the fiscal year. The company produces both traditional telephone equipment as well as voice-over-Internet technology. However, it failed to meet its revenue targets and we liquidated our position early in 2005. Other detractors included: Vodaphone, a U.K.-based telecommunications services company that struggled because of unanticipated problems in its operations in Japan; Tyco International, a diversified industrial company that had done well for the Fund prior to the fiscal year, but underperformed more recently; and on-line auctioneer eBay. We have eliminated our positions in all these companies.


Q: What is your investment outlook?


A: We are positive about the potential opportunities in 2006. We think that the Federal Reserve Board may raise short-term interest rates two or three times more, and is likely to pause near the middle of the year. When this happens, equity investors are likely to be encouraged, and the stock market may perform very well. Corporate earnings growth has been much higher than stock market appreciation during the past year and there is room for price/earnings multiples to expand and prices to rise. We do not believe that inflation looms as a major problem, and motorists may even find by next spring that gasoline prices are lower than they were a year earlier.



Investing in foreign and/or emerging markets securities involves risks relating to interest rates, currency exchange rates, economic, and political conditions. At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors. The Fund invests in a limited number of securities and, as a result, the Fund's performance may be more

Pioneer Select Equity Fund

--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 11/30/05                           (continued)
--------------------------------------------------------------------------------

volatile than the performance of funds holding more securities. These risks may increase share price volatility.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Select Equity Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 11/30/05
--------------------------------------------------------------------------------


Shares                                                          Value
           COMMON STOCKS - 91.2%
           Energy - 9.5%
           Integrated Oil & Gas - 7.3%
  150      Amerada Hess Corp.                                 $ 18,377
  100      ConocoPhillips                                        6,051
  300      Suncor Energy, Inc.                                  17,067
                                                              --------
                                                              $ 41,495
                                                              --------
           Oil & Gas Drilling - 2.2%
  200      Transocean Offshore, Inc.*                         $ 12,768
                                                              --------
           Total Energy                                       $ 54,263
                                                              --------
           Materials - 5.9%
           Diversified Metals & Mining - 5.9%
  250      Freeport-McMoRan Copper & Gold, Inc. (Class B)     $ 13,028
  155      Phelps Dodge Corp.                                   21,029
                                                              --------
                                                              $ 34,057
                                                              --------
           Total Materials                                    $ 34,057
                                                              --------
           Capital Goods - 16.8%
           Aerospace & Defense - 12.8%
  400      Boeing Co.                                         $ 27,276
  450      Honeywell International, Inc.                        16,443
  550      United Technologies Corp.                            29,612
                                                              --------
                                                              $ 73,331
                                                              --------
           Industrial Conglomerates - 4.0%
  650      General Electric Co.                               $ 23,218
                                                              --------
           Total Capital Goods                                $ 96,549
                                                              --------
           Retailing - 2.0%
           Department Stores - 2.0%
  100      Sears Holdings Corp.*                              $ 11,502
                                                              --------
           Total Retailing                                    $ 11,502
                                                              --------
           Food & Drug Retailing - 0.9%
           Drug Retail - 0.9%
  200      CVS Corp.                                          $  5,404
                                                              --------
           Total Food & Drug Retailing                        $  5,404
                                                              --------

The accompanying notes are an integral part of these financial statements.   11

Pioneer Select Equity Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 11/30/05                                   (continued)
--------------------------------------------------------------------------------


Shares                                                 Value
           Pharmaceuticals & Biotechnology - 7.4%

           Biotechnology - 6.0%
  140      Amgen, Inc.*                              $ 11,330
  750      Cubist Pharmaceuticals, Inc.*               16,958
  250      Vertex Pharmaceuticals, Inc.*                6,375
                                                     --------
                                                     $ 34,663
                                                     --------
           Pharmaceuticals - 1.4%
  200      Sanofi-Synthelabo SA (A.D.R.)*            $  8,042
                                                     --------
           Total Pharmaceuticals & Biotechnology     $ 42,705
                                                     --------
           Banks - 9.3%
           Diversified Banks - 4.8%
  605      Bank of America Corp.                     $ 27,763
                                                     --------
           Thrifts & Mortgage Finance - 4.5%
  400      Golden West Financial Corp.*              $ 25,916
                                                     --------
           Total Banks                               $ 53,679
                                                     --------
           Diversified Financials - 23.2%
           Consumer Finance - 5.4%
  120      American Express Co.                      $  6,170
  300      Capital One Financial Corp.                 24,918
                                                     --------
                                                     $ 31,088
                                                     --------
           Investment Banking & Brokerage - 8.5%
  200      Goldman Sachs Group, Inc.                 $ 25,792
  345      Merrill Lynch & Co., Inc.                   22,915
                                                     --------
                                                     $ 48,707
                                                     --------
           Diversified Financial Services - 9.3%
  630      Citigroup, Inc.                           $ 30,585
  600      J.P. Morgan Chase & Co.                     22,950
                                                     --------
                                                     $ 53,535
                                                     --------
           Total Diversified Financials              $133,330
                                                     --------
           Technology Hardware & Equipment - 4.8%
           Computer Hardware - 1.8%
  150      Apple Computer, Inc.*                     $ 10,173
                                                     --------

12    The accompanying notes are an integral part of these financial statements.

Pioneer Select Equity Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


  Shares                                                           Value
              Computer Storage & Peripherals - 3.0%

    1,250     EMC Corp.*                                          $ 17,413
                                                                  --------
              Total Technology Hardware & Equipment               $ 27,586
                                                                  --------
              Semiconductors - 7.3%
              Semiconductor Equipment - 2.1%
      650     Applied Materials, Inc.                             $ 11,772
                                                                  --------
              Semiconductors - 5.2%
      700     Intel Corp.                                         $ 18,676
    1,200     Taiwan Semiconductor Manufacturing Co. (A.D.R.)       11,496
                                                                  --------
                                                                  $ 30,172
                                                                  --------
              Total Semiconductors                                $ 41,944
                                                                  --------
              Utilities - 4.1%
              Electric Utilities - 4.1%
      850     Allegheny Energy, Inc.*                             $ 23,656
                                                                  --------
              Total Utilities                                     $ 23,656
                                                                  --------
              TOTAL COMMON STOCKS
              (Cost $480,618)                                     $524,675
                                                                  --------
              TOTAL INVESTMENT IN SECURITIES - 91.2%
              (Cost $480,618)(a)                                  $524,675
                                                                  --------
              OTHER ASSETS AND LIABILITIES - 8.8%                 $ 50,417
                                                                  --------
              TOTAL NET ASSETS - 100.0%                           $575,092
                                                                  ========

*   Non-Income producing security

(A.D.R.) American Depositary Receipt

(a) At November 30, 2005, the net unrealized gain on investments based on cost for federal income tax purposes of $480,618 was as follows:

       Aggregate gross unrealized gain for all investments in which there is
       an excess of value over tax cost                                         $48,246
       Aggregate gross unrealized loss for all investments in which there is
       an excess of tax cost over value                                          (4,189)
                                                                                -------
       Net unrealized gain                                                      $44,057
                                                                                =======

Purchases and sales of securities (excluding temporary cash investments) for the year ended November 30, 2005 aggregated $814,140 and $935,238, respectively.


The accompanying notes are an integral part of these financial statements.   13

Pioneer Select Equity Fund

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES 11/30/05
--------------------------------------------------------------------------------


ASSETS:
  Investment in securities, at value (cost $480,618)     $524,675
  Cash                                                     10,154
  Receivables -
    Investment securities sold                            108,788
    Dividends and foreign taxes withheld                    1,298
    Due from Pioneer Investment Management, Inc.            3,276
                                                         --------
     Total assets                                        $648,191
                                                         --------
LIABILITIES:
  Payables -
    Investment securities purchased                      $ 38,777
  Due to affiliates                                           213
  Accrued expenses                                         34,109
                                                         --------
     Total liabilities                                   $ 73,099
                                                         --------
NET ASSETS:
  Paid-in capital                                        $499,683
  Undistributed net investment income                       4,419
  Accumulated net realized gain on investments             26,933
  Net unrealized gain on investments                       44,057
                                                         --------
     Total net assets                                    $575,092
                                                         ========
NET ASSET VALUE PER SHARE:
(No par value, unlimited number of shares authorized)
  Based on $575,092 / 50,000 shares                      $  11.50
                                                         ========
MAXIMUM OFFERING PRICE:
  Class A ($11.50 [divided by] 94.25% )                  $  12.20
                                                         ========



14    The accompanying notes are an integral part of these financial statements.

Pioneer Select Equity Fund

--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
For the Year Ended 11/30/05


INVESTMENT INCOME:
  Dividends (net of foreign taxes withheld of $143)        $ 8,892
  Interest                                                     196
  Income from securities loaned, net                            10
                                                           -------
     Total investment income                                           $ 9,098
                                                                       -------
EXPENSES:
  Management fees                                          $ 4,152
  Administrative reimbursements                             18,713
  Custodian fees                                            11,384
  Registration fees                                          1,671
  Professional fees                                         37,109
  Printing expense                                           9,626
  Fees and expenses of nonaffiliated trustees                7,860
  Miscellaneous                                              2,619
                                                           -------
     Total expenses                                                    $93,134
     Less management fees waived and expenses
       reimbursed by Pioneer Investment Management,
       Inc.                                                            (88,982)
                                                                       -------
     Net expenses                                                      $ 4,152
                                                                       -------
       Net investment income                                           $ 4,946
                                                                       -------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
  Net realized gain on:
    Investments                                            $73,009
    Other assets and liabilities denominated in foreign
     currencies                                                 17     $73,026
                                                           -------     -------
  Change in net unrealized gain on investments                         $15,519
                                                                       -------
  Net gain on investments                                              $88,545
                                                                       -------
  Net increase in net assets resulting from operations                 $93,491
                                                                       =======



The accompanying notes are an integral part of these financial statements.   15

Pioneer Select Equity Fund

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
For the Year Ended 11/30/05 and the period from 1/2/04 (Commencement of Operations) to 11/30/04


                                                                            1/2/04
                                                           Year Ended         to
                                                            11/30/05       11/30/04
FROM OPERATIONS:
Net investment income                                     $  4,946        $    891
Net realized gain (loss) on investments                     73,026          (1,283)
Change in net unrealized gain on investments                15,519          28,538
                                                          --------        --------
    Net increase in net assets resulting from
     operations                                           $ 93,491        $ 28,146
                                                          --------        --------
DISTRIBUTIONS TO SHAREOWNERS:
Net investment income:
    Class A ($0.03 and $0.00 per share, respectively)     $ (1,735)       $      -
Net realized gain:
    Class A ($0.90 and $0.00 per share, respectively)      (44,810)              -
                                                          --------        --------
     Total distributions to shareowners                   $(46,545)       $      -
                                                          --------        --------
    Net increase in net assets                            $ 46,946        $ 28,146
                                                          --------        --------
NET ASSETS:
Beginning of period (initial capitalization - 50,000
  shares)                                                 $528,146        $500,000
                                                          --------        --------
End of period (including undistributed net investment
  income of $4,419 and $1,208, respectively)              $575,092        $528,146
                                                          ========        ========


16   The accompanying notes are an integral part of these financial statements.

Pioneer Select Equity Fund

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


                                                                         1/2/04 (a)
                                                       Year Ended            to
                                                        11/30/05          11/30/04
CLASS A
Net asset value, beginning of period                    $  10.56        $   10.00
                                                        --------        ---------
Increase from investment operations:
  Net investment income                                 $   0.10        $    0.02
  Net realized and unrealized gain on investments           1.77             0.54
                                                        --------        ---------
     Net increase from investment operations            $   1.87        $    0.56
Distributions to shareowners:
  Net investment income                                    (0.03)               -
  Net realized gain                                        (0.90)               -
                                                        --------        ---------
  Net increase in net asset value                       $   0.94        $    0.56
                                                        --------        ---------
  Net asset value, end of period                        $  11.50        $   10.56
                                                        ========        =========
Total return*                                              17.56%            5.60%(b)
Ratio of net expenses to average net assets+                0.75%            0.75%**
Ratio of net investment income to average net
  assets+                                                   0.89%            0.19%**
Portfolio turnover rate                                      140%             145%
Net assets, end of period (in thousands)                $    575        $     528
Ratios with no waiver of management fees and
  assumption of expenses by PIM and no reduction
  for fees paid indirectly:
   Net expenses                                            16.82%           17.85%**
   Net investment loss                                    (15.18)%         (16.90)%**

(a) Class A shares commenced operations on January 2, 2004.
(b) Not annualized.
*   Assumes initial investment at net asset value at the beginning of the period,
    reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of the period and no sales charges. Total return would be reduced if sales charges were taken into account.
**  Annualized.
+   Ratios with no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements.   17

Pioneer Select Equity Fund

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 11/30/05
--------------------------------------------------------------------------------

1. Organization and Significant Accounting Policies

Pioneer Select Equity Fund (the Fund) is a Delaware statutory trust registered under the Investment Company Act of 1940 as a non-diversified, open-end management investment company. The Fund was organized on October 14, 2003, and commenced operations on January 2, 2004. Pioneer Investment Management Inc.
(PIM), the Fund's investment advisor, paid all organizational costs of the Fund. Prior to January 2, 2004, the Fund had no operations other than those relating to organizational matters and the initial capitalization of the Fund by Pioneer Funds Distributor, Inc. (PFD) the principal underwriter for the Fund. To date, no shares have been offered to the public. The Fund shares outstanding at November 30, 2005, are owned by PFD. The Fund's investment objective is to seek long-term capital growth.

The Fund's financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses and gain or loss on investments during the reporting year. Actual results could differ from those estimates.

Information regarding the Fund's principal investment risks is contained in the Fund's prospectus. Please refer to those documents when considering the Fund's risks. The Fund invests in a limited number of securities and, as a result, the Fund's performance may be more volatile than the performance of funds holding more securities. These risks may increase share price volatility.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements, which are consistent with those policies generally accepted in the investment company industry:


A. Security Valuation

   Security transactions are recorded as of trade date. The net asset value of the Fund is computed once daily, on each day the New York Stock Exchange (NYSE) is open, as of the close of regular trading on the NYSE. In computing the net asset value, securities are valued at the last sale price on the principal exchange where

Pioneer Select Equity Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

   they are traded. Securities that have not traded on the date of valuation, or securities for which sale prices are not generally reported, are valued at the mean between the last bid and asked prices. Securities for which market quotations are not readily available are valued at their fair values as determined by, or under the direction of, the Board of Trustees. Trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. The Fund also may use the fair value of a security, including a non-U.S. security, when the closing market price on the principal exchange where the security is traded no longer reflects the value of the security. As of November 30, 2005, there were no securities fair valued. Temporary cash investments are valued at amortized cost.

   Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Fund becomes aware of the ex-dividend data in exercise of reasonable diligence. Interest income, including interest on income bearing cash accounts, is recorded on the accrual basis, net of unrecoverable foreign taxes withheld at the applicable country rates.

   Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.


B. Fund Shares

   The Fund records sales and repurchases of its shares as of trade date. PFD, a wholly owned indirect subsidiary of UniCredito Italiano S.p.A. (UniCredito Italiano), earned no underwriting commissions on the sale of Fund shares during the year ended November 30, 2005.


C. Securities Lending

   The Fund lends securities in the portfolio to certain broker-dealers or other institutional investors, with the Fund's custodian acting as the lending agent. When entering into a loan, the Fund receives collateral which is maintained by the custodian and earns income in the form of negotiated lenders' fees. The Fund also continues to receive interest or payments in lieu of dividends on the securities loaned. Gain or loss on the fair value of the loaned securities that

Pioneer Select Equity Fund

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 11/30/05                             (continued)
--------------------------------------------------------------------------------

   may occur during the term of the loan will be for the account of the Fund. The loans are secured by collateral of at least 102%, at all times, of the fair value of the securities loaned. The amount of the collateral will be adjusted daily to reflect any price fluctuation in the value of the loaned securities. The Fund invests cash collateral in the Securities Lending Investment Fund, which is sponsored by Brown Brothers Harriman & Co., the Fund's custodian. As of November 30, 2005, there were no securities out on loan.


D. Repurchase Agreements

   With respect to repurchase agreements entered into by the Fund, the value of the underlying securities (collateral), including accrued interest received from counterparties, is required to be at least equal to or in excess of the value of the repurchase agreement at the time of purchase. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Fund's custodian, or subcustodians. PIM is responsible for determining that the value of the collateral remains at least equal to the repurchase price.


E. Federal Income Taxes

   It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required.

   The amounts and characterizations of distributions to shareowners for financial reporting purposes are determined in accordance with federal income tax rules. Therefore, the sources of the Fund's distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain on investment transactions, or from paid-in capital, depending on the type of book/tax differences that may exist.

   There were no distributions paid during the fiscal year ended November 30, 2004. The tax character of distributions paid during the year ended November 30, 2005 was as follows:

Pioneer Select Equity Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                        2005
--------------------------------------------------------------------------------
 Distributions paid from:
 Ordinary Income                    $30,075
 Long-Term capital gain              16,470
                                    -------
   Total                            $46,545
                                    =======


    The following shows the components of distributable earnings on a federal income tax basis at November 30, 2005:

--------------------------------------------------------------------------------
                                       2005
--------------------------------------------------------------------------------
 Undistributed ordinary income     $22,758
 Undistributed long-term gain        8,594
 Unrealized appreciation            44,057
                                   -------
   Total                           $75,409
                                   =======


2. Management Agreement

PIM, a wholly owned indirect subsidiary of UniCredito Italiano, manages the Fund's portfolio. Management fees are calculated daily at the annual rate of 0.75% of the Fund's average daily net assets.

Through April 1, 2006, PIM has agreed not to impose all or a portion of its management fee and to assume other operating expenses of the Fund to the extent necessary to limit Class A expenses to 0.75% of the average daily net assets attributable to Class A shares.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund. At November 30, 2005, $213 was payable to PIM related to management fees, administrative costs and certain other services and is included in due to affiliates.


3. Transfer Agent

Pioneer Investment Management Shareholder Services, Inc. (PIMSS), a wholly owned indirect subsidiary of UniCredito Italiano, provides substantially all transfer agent and shareowner services to the Fund at negotiated rates. There were no transfer agent fees paid to PIMSS for the year ended November 30, 2005.

Pioneer Select Equity Fund

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 11/30/05                             (continued)
--------------------------------------------------------------------------------

4. Distribution Plans

The Fund adopted a Plan of Distribution in accordance with Rule 12b-1 of the Investment Company Act of 1940. The Fund will pay PFD a service fee of up to 0.25% of the average daily net assets attributable to Class A shares in reimbursement of its actual expenditures to finance activities primarily intended to result in the sale of Class A shares. There were no distribution fees paid to PFD at November 30, 2005 because PFD did not incur any reimbursable expenses.


Additional Information (unaudited)

For the fiscal year ended November 30, 2005 certain dividends paid by the Fund may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The Fund intends to designate up to the maximum amount of such dividend allowable under the Act, as taxed at a maximum rate of 15%. Complete information will be computed and reported in conjunction with your 2005 Form 1099-DIV.

The qualifying percentage of the Fund's ordinary income dividends for the purposes of the corporate dividends received deduction was 24.27%.

Pioneer Select Equity Fund

--------------------------------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

To the Shareholders and Board of Trustees of Pioneer Select Equity Fund

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Pioneer Select Equity Fund (the "Fund") as of November 30, 2005, and the related statement of operations for the year then ended, and the statements of changes in net assets and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of November 30, 2005, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Pioneer Select Equity Fund at November 30, 2005, the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

                                                           /s/ Ernst & Young LLP


Boston, Massachusetts
January 6, 2006

Pioneer Select Equity Fund

--------------------------------------------------------------------------------
FACTORS CONSIDERED BY THE INDEPENDENT TRUSTEES IN
APPROVING THE MANAGEMENT CONTRACT
--------------------------------------------------------------------------------

The Investment Company Act of 1940 requires that both the Board of Trustees and a majority of the Independent Trustees (collectively "the Trustees") voting separately annually approve the Fund's management contract (the "Management Contract"). The Trustees have determined that the terms of the Management Contract are fair and reasonable and that renewal of the contract will enable the Fund to receive quality investment advisory services at a cost deemed reasonable and is in the best interests of the Fund and its shareowners. In making such determinations, the Independent Trustees relied upon the assistance of counsel to the Independent Trustees and counsel to the Fund.

Throughout the year, the Independent Trustees regularly met in executive session separately from the Interested Trustees of the Fund and any officer of Pioneer Investment Management, Inc., the Fund's adviser (the "Investment Adviser"), or its affiliates. While the Trustees, including the Independent Trustees, act on all major matters relating to the Fund, a significant portion of the activities of the Board of Trustees (including certain of those described herein) is conducted through committees, the members of which are comprised exclusively of Independent Trustees. Such committee meetings are attended by officers of the Fund or the Investment Adviser to the extent requested by the members of the committee.

In evaluating the Management Contract, the Trustees conducted a review that was specifically focused upon the renewal of the Management Contract, and relied upon their knowledge, resulting from their meetings throughout the year, of the Investment Adviser, its services and the Fund. Both in meetings specifically dedicated to renewal of the Management Contract and at other meetings during the course of the year, the Trustees, including the Independent Trustees, received materials relating to the Investment Adviser's investment and management services under the Management Contract. These materials included (i) information on the investment performance of the Fund, a peer group of funds and an index, in each case selected by the Independent Trustees for this purpose, (ii) sales and redemption data in respect of the Fund, (iii) the general investment outlook in the markets in which the Fund invests, (iv) arrangements in respect of the distribution of the Fund's shares, (v) the procedures employed to determine the value of each of the Fund's assets, (vi) the Investment Adviser's management of the relationships with the Fund's unaffiliated service providers, (vii) the record of compliance with the Fund's investment policies and restrictions and with the Fund's Code of Ethics and

Pioneer Select Equity Fund

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

the structure and responsibilities of the Investment Adviser's compliance department, (viii) the nature, cost and character of non-investment management services provided by the Investment Adviser and its affiliates and (ix) the disclosures included in the Fund's prospectuses and reports to shareowners.

Specifically in connection with the Independent Trustees' review of the Management Contract, the Independent Trustees requested and the Investment Adviser provided additional information in order to evaluate the quality of the Investment Adviser's services and the reasonableness of the fee under the Management Contract. Among other items, this information included data or analyses of (1) investment performance for the Fund and a peer group selected by the Independent Trustees for this purpose, (2) management and other fees incurred by a peer group of funds selected by the Independent Trustees for this purpose, (3) the advisory fees of comparable portfolios of other clients of the Investment Adviser, (4) expense ratios for the Fund and a peer group of funds selected by the Independent Trustees for this purpose, (5) the overall organization of the Investment Adviser, (6) the Investment Adviser's financial results and condition, including its and certain of its affiliates profitability from services performed for the Fund, (7) transfer agency fees and administrative reimbursements paid to the Investment Adviser or affiliates,
(8) investment management staffing, and (9) operating expenses paid to third parties. The Trustees also reviewed information regarding the potential for each of the Fund and the Investment Adviser to benefit from further economies of scale in the management of the Fund in light of reasonable growth expectations for the Fund and certain of the Fund's expenses that are not incurred as fees based on a percentage of net assets.

The following summarizes factors considered by the Trustees in connection with reviewing the information described above and their renewal of the Fund's Management Contract. The Trustees did not identify any single factor as all-important or controlling, and the summary does not detail all the matters that were considered.

A. Ancillary Benefits to Shareowners. The Trustees considered the benefits to shareowners of investing in a Fund that is part of a large number of investment companies offering a variety of investment disciplines and providing for a large variety of Fund and shareowner services.

Pioneer Select Equity Fund

--------------------------------------------------------------------------------
FACTORS CONSIDERED BY THE INDEPENDENT TRUSTEES IN
APPROVING THE MANAGEMENT CONTRACT                                  (continued)
--------------------------------------------------------------------------------

B. Compliance and Investment Performance. The Trustees determined that the Investment Adviser had policies and systems reasonably designed to achieve compliance with the Fund's investment objectives and regulatory requirements. The Trustees also reviewed the Fund's investment performance based upon total return for the twelve months ended July 31, 2005 compared to the performance of a peer group and an index, in each case selected by the Independent Trustees for this purpose. (In all quintile rankings referred to throughout this discussion first quintile is most favorable to the Fund's shareowners. Thus, highest relative performance would be first quintile and lowest relative expenses also would be first quintile.) The Trustees concluded that the period since commencement of investment operation was too short to evaluate the Investment Adviser's investment performance.

C. The Investment Adviser's Personnel and Methods. The Trustees reviewed the background of members of the team responsible for the daily management of the Fund and the Fund's investment objective and discipline. The Independent Trustees also have had discussions with senior management of the Investment Adviser responsible for investment operations and the senior management of the Investment Adviser's equities group. Among other things, the Trustees considered the number, education and experience of the Investment Adviser's investment staff and their use of technology and emphasis on analytics in view of the risk profile of securities in which the Fund invests. The Trustees concluded that the Investment Adviser had the quality and depth of personnel and the well-developed methods essential to performing its duties under the Management Contract.

D. Nature and Quality of Other Services. The Trustees considered the nature, quality, cost and extent of other services provided to shareowners of the Fund, including administrative and shareowner services performed by the Investment Adviser under the Management Contract. The Trustees also considered the reasonableness of the arrangements for reimbursement of the Investment Adviser's out-of-pocket costs and expenses, including overhead, for certain administrative services that the Investment Adviser is not required to provide under the Management Contract. The Trustees also considered the nature and extent of the other services provided by the Investment Adviser's affiliates under other contracts and its supervision of third party service providers. Based on

Pioneer Select Equity Fund
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

   these considerations, the Trustees concluded that the nature, quality, cost and extent of such services are satisfactory and reliable and serve the shareowners of the Fund well.

E. Management Fee and Expenses. The Trustees considered the Investment Adviser's fee under the Management Contract relative to the management fees charged by a peer group of funds selected by the Independent Trustees for this purpose using data provided by an independent third party. The Fund's management fee for the 12 months ended June 30, 2005 was in the first quintile (giving effect to fee waivers) relative to the management fees paid by the other funds in that peer group for the comparable period and in the third quintile without giving effect to fee waivers. The Trustees determined that the fee under the Management Contract was reasonable and fair in light of both the overall nature and quality of services provided by the Investment Adviser and the fees charged by the funds in the peer group. The Trustees also considered the Fund's expense ratio and expense ratios of a peer group of funds selected by the Independent Trustees for this purpose. The Fund's expense ratio (after giving effect to the expense limitation) for the 12 months ended June 30, 2005 was currently capped at a level equal to the first quintile of the applicable peer group. The Trustees concluded that the Fund's overall expense ratio was subsidized at a level below that of its peer group.

F. Profitability. The Trustees considered the level of the Investment Adviser's profits with respect to the management of the Pioneer Funds, including details with respect to the Fund. This consideration included a review of the Investment Adviser's methodology in allocating certain of its costs to the management of each Fund. The Trustees also considered the financial results realized by the Investment Adviser in connection with the operation of the Fund. They further considered the profits realized by the Investment Adviser and its affiliates from non-fund businesses that may benefit from or be related to the Fund's business. The Trustees considered the Investment Adviser's profit margins in comparison with the limited available industry data. The Trustees concluded that the Investment Adviser's profits from management of the Pioneer Funds, including the financial results derived from the Fund, bear a reasonable relationship to the services rendered and are fair for the management of the Fund.

Pioneer Select Equity Fund

--------------------------------------------------------------------------------
FACTORS CONSIDERED BY THE INDEPENDENT TRUSTEES IN
APPROVING THE MANAGEMENT CONTRACT                                  (continued)
--------------------------------------------------------------------------------

G. Economies of Scale. The Trustees considered the economies of scale with respect to the management of the Fund, whether the Fund had appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale. The Trustees concluded that, given current and anticipated asset levels, break points in the management fees are not necessary. As assets increase, the Trustees will continue to evaluate annually the appropriateness of break points.

H. Other Benefits to the Investment Adviser. The Trustees also considered the character and amount of fees paid by the Fund, other than under the Management Contract, for services provided by the Investment Adviser and affiliates, including fees for services such as shareowner services. The Trustees also considered the receipt of sales loads and payments under Rule 12b-1 plans in respect of the Pioneer Funds (including the Fund), and benefits to the Investment Adviser from the use of "soft" commission dollars to pay for research services. The Trustees further considered the revenues and profitability of the Investment Adviser's businesses other than the fund business, including the Investment Adviser's institutional investment advisory business. The Trustees considered the intangible benefits that accrue to the Investment Adviser and its affiliates by virtue of its relationship with the Fund and the Pioneer Funds as a group. The Trustees concluded that all these types of benefits accruing to the Investment Adviser were reasonable in the context of the overall relationship between the Investment Adviser and the Fund.

Conclusion. The Trustees, in light of the Investment Adviser's overall performance, considered it appropriate to continue to retain the management services of the Investment Adviser. Based on their evaluation of all material factors deemed relevant and the advice of independent counsel, the Trustees concluded that the Management Contract with the Fund is fair and reasonable and voted to approve the continuation of the Management Contract for another year.

Pioneer Select Equity Fund

--------------------------------------------------------------------------------
TRUSTEES, OFFICERS AND SERVICE PROVIDERS
--------------------------------------------------------------------------------

Investment Adviser
Pioneer Investment Management, Inc.


Custodian
Brown Brothers Harriman & Co.


Independent Registered Public Accounting Firm
Ernst & Young LLP

Principal Underwriter
Pioneer Funds Distributor, Inc.

Legal Counsel
Wilmer Cutler Pickering Hale and Dorr LLP

Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.


Trustees and Officers

The Fund's Board of Trustees provides broad supervision over the Fund's affairs. The officers of the Fund are responsible for the Fund's operations. The Fund's Trustees and officers are listed below, together with their principal occupations during the past five years. Trustees who are interested persons of the Fund within the meaning of the Investment Company Act of 1940 are referred to as Interested Trustees. Trustees who are not interested persons of the Fund are referred to as Independent Trustees. Each of the Trustees may serve as a trustee of each of the 91 U.S. registered investment portfolios for which Pioneer Investment Management, Inc. ("Pioneer") serves as investment adviser (the "Pioneer Funds"). The address for all Interested Trustees and all officers of the Fund is 60 State Street, Boston, Massachusetts 02109.

The Fund's statement of additional information provides more detailed information regarding the Fund's Trustees and is available upon request, without charge, by calling 1-800-225-6292.

Proxy Voting Policies and Procedures of the Fund are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is publicly available to shareowners at www.pioneerfunds.com and on the SEC's web site at http://www.sec.gov.

Pioneer Select Equity Fund

--------------------------------------------------------------------------------
INTERESTED TRUSTEES
--------------------------------------------------------------------------------
                                   Positions Held                  Length of Service
Name and Age                       With the Fund                   and Term of Office
John F. Cogan, Jr. (79)*           Chairman of the                 Trustee since
                                   Board,                          November, 2003.
                                   Trustee and President           Serves until
                                                                   successor trustee
                                                                   is elected or earlier
                                                                   retirement or
                                                                   removal

*Mr. Cogan is an Interested Trustee because he is an officer or director of Pioneer and certain of its affiliates.
-------------------------------------------------------------------------------------------------------------------
Osbert M. Hood (53)**              Trustee and                     Trustee since
                                   Executive Vice                  October, 2003.
                                   President                       Serves until
                                                                   successor trustee is
                                                                   elected or earlier
                                                                   retirement or
                                                                   removal

**Mr. Hood is an Interested Trustee because he is an officer or director of Pioneer and certain of its affiliates.
-------------------------------------------------------------------------------------------------------------------



Pioneer Select Equity Fund

--------------------------------------------------------------------------------
INTERESTED TRUSTEES
--------------------------------------------------------------------------------
                                                                                               Other Directorships Held
Name and Age                     Principal Occupation During Past Five Years                   by this Trustee
John F. Cogan, Jr. (79)*         Deputy Chairman and a Director of Pioneer Global Asset         Chairman and Director of
                                 Management S.p.A ("PGAM"); Non-Executive Chairman              ICI Mutual Insurance
                                 and a Director of Pioneer Investment Management USA            Company; Director
                                 Inc. ("PIM-USA"); Chairman and a Director of Pioneer;          of Harbor Global
                                 Director of Pioneer Alternative Investment Management          Company, Ltd.
                                 Limited (Dublin); President and a Director of Pioneer
                                 Alternative Investment Management (Bermuda) Limited
                                 and affiliated funds; President and Director of Pioneer
                                 Funds Distributor, Inc. ("PFD"); President of all of the
                                 Pioneer Funds; and Of Counsel (since 2000, partner prior
                                 to 2000), Wilmer Cutler Pickering Hale and Dorr LLP
                                 (counsel to PIM-USA and the Pioneer Funds).

*Mr. Cogan is an Interested Trustee because he is an officer or director of Pioneer and certain of its affiliates.
-------------------------------------------------------------------------------------------------------------------
Osbert M. Hood (53)**            President and Chief Executive Officer, PIM-USA since            None
                                 May 2003 (Director since January 2001); President
                                 and Director of Pioneer since May 2003; Chairman and
                                 Director of Pioneer Investment Management Shareholder
                                 Services, Inc. ("PIMSS") since May 2003; Executive Vice
                                 President of all of the Pioneer Funds since June 2003;
                                 Executive Vice President and Chief Operating Officer of
                                 PIM-USA, November 2000 to May 2003
**Mr. Hood is an Interested Trustee because he is an officer or director of Pioneer and certain of its affiliates.
-------------------------------------------------------------------------------------------------------------------


Pioneer Select Equity Fund

--------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
--------------------------------------------------------------------------------
                               Positions Held   Length of Service
Name, Age and Address          With the Fund    and Term of Office
David R. Bock**(61)            Trustee          Trustee since 2005.
3050 K. Street NW,                              Serves until
Washington, DC 20007                            successor trustee
                                                is elected or earlier
                                                retirement or removal.
**Mr. Bock became a Trustee of the Fund on January 1, 2005.
--------------------------------------------------------------------------------
Mary K. Bush (57)              Trustee          Trustee since
3509 Woodbine Street,                           November, 2003.
Chevy Chase, MD 20815                           Serves until
                                                successor trustee
                                                is elected or earlier
                                                retirement or removal
--------------------------------------------------------------------------------
Margaret B.W. Graham (58)      Trustee          Trustee since
1001 Sherbrooke Street West,                    November, 2003.
Montreal, Quebec, Canada                        Serves until
H3A 1G5                                         successor trustee
                                                is elected or earlier
                                                retirement or removal
--------------------------------------------------------------------------------



Pioneer Select Equity Fund

--------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
--------------------------------------------------------------------------------
                                                                                            Other Directorships Held
Name, Age and Address          Principal Occupation During Past Five Years                  by this Trustee
David R. Bock**(61)            Senior Vice President and Chief Financial Officer, I-trax,   Director of The Enterprise
3050 K. Street NW,             Inc. (publicly traded health care services company)          Social Investment
Washington, DC 20007           (2001 - present); Managing Partner, Federal City Capital     Company (privately-held
                               Advisors (boutique merchant bank) (1995 - 2000; 2002         affordable housing
                               to 2004); Executive Vice President and Chief Financial       finance company);
                               Officer, Pedestal Inc. (internet-based mortgage trading      Director of New York
                               company) (2000 - 2002)                                       Mortgage Trust (publicly
                                                                                            traded mortgage REIT)
**Mr. Bock became a Trustee of the Fund on January 1, 2005.
------------------------------------------------------------------------------------------------------------------------
Mary K. Bush (57)              President, Bush International (international financial       Director of Brady
3509 Woodbine Street,          advisory firm)                                               Corporation (industrial
Chevy Chase, MD 20815                                                                       identification and
                                                                                            specialty coated
                                                                                            material products
                                                                                            manufacturer),
                                                                                            Millennium Chemicals,
                                                                                            Inc. (commodity
                                                                                            chemicals), Mortgage
                                                                                            Guaranty Insurance
                                                                                            Corporation, and R.J.
                                                                                            Reynolds Tobacco
                                                                                            Holdings, Inc. (tobacco)
------------------------------------------------------------------------------------------------------------------------
Margaret B.W. Graham (58)      Founding Director, The Winthrop Group, Inc. (consulting      None
1001 Sherbrooke Street West,   firm); Professor of Management, Faculty of Management,
Montreal, Quebec, Canada       McGill University
H3A 1G5
------------------------------------------------------------------------------------------------------------------------

Pioneer Select Equity Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                Positions Held  Length of Service
Name, Age and Address           With the Fund   and Term of Office
Marguerite A. Piret (57)        Trustee         Trustee since
One Boston Place, 28th Floor,                   November, 2003.
Boston, MA 02108                                Serves until
                                                successor trustee
                                                is elected or earlier
                                                retirement or removal
--------------------------------------------------------------------------------
Stephen K. West (77)            Trustee         Trustee since
125 Broad Street,                               November, 2003.
New York, NY 10004                              Serves until
                                                successor trustee
                                                is elected or earlier
                                                retirement or removal
--------------------------------------------------------------------------------
John Winthrop (69)              Trustee         Trustee since
One North Adgers Wharf,                         November, 2003.
Charleston, SC 29401                            Serves until
                                                successor trustee
                                                is elected or earlier
                                                retirement or removal
--------------------------------------------------------------------------------

Pioneer Select Equity Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                                          Other Directorships Held
Name, Age and Address           Principal Occupation During Past Five Years               by this Trustee
Marguerite A. Piret (57)        President and Chief Executive Officer, Newbury, Piret &   Director of New America
One Boston Place, 28th Floor,   Company, Inc. (investment banking firm)                   High Income Fund, Inc.
Boston, MA 02108                                                                          (closed-end investment
                                                                                          company)
--------------------------------------------------------------------------------------------------------------------
Stephen K. West (77)            Senior Counsel, Sullivan & Cromwell (law firm)            Director, The Swiss
125 Broad Street,                                                                         Helvetia Fund, Inc.
New York, NY 10004                                                                        (closed-end investment
                                                                                          company) and
                                                                                          AMVESCAP PLC
                                                                                          (investment managers)
--------------------------------------------------------------------------------------------------------------------
John Winthrop (69)              President, John Winthrop & Co., Inc.                      None
One North Adgers Wharf,         (private investment firm)
Charleston, SC 29401
--------------------------------------------------------------------------------------------------------------------

Pioneer Select Equity Fund

--------------------------------------------------------------------------------
FUND OFFICERS
--------------------------------------------------------------------------------
                             Positions Held        Length of Service
Name and Age                 With the Fund         and Term of Office
Dorothy E. Bourassa (57)     Secretary             Since November,
                                                   2003. Serves
                                                   at the discretion
                                                   of the Board
--------------------------------------------------------------------------------
Christopher J. Kelley (40)   Assistant Secretary   Since November,
                                                   2003. Serves at the
                                                   discretion of the Board
--------------------------------------------------------------------------------
David C. Phelan (48)         Assistant Secretary   Since November,
                                                   2003. Serves at the
                                                   discretion of the Board
--------------------------------------------------------------------------------
Vincent Nave (60)            Treasurer             Since November,
                                                   2003. Serves
                                                   at the discretion of
                                                   the Board
--------------------------------------------------------------------------------
Mark E. Bradley (46)         Assistant Treasurer   Since November,
                                                   2004. Serves
                                                   at the discretion of
                                                   the Board
--------------------------------------------------------------------------------

Pioneer Select Equity Fund

--------------------------------------------------------------------------------
FUND OFFICERS
--------------------------------------------------------------------------------
                                                                                        Other Directorships Held
Name and Age                 Principal Occupation During Past Five Years                by this Officer
Dorothy E. Bourassa (57)     Secretary of PIM-USA; Senior Vice President - Legal        None
                             of Pioneer; and Secretary/Clerk of most of PIM-USA's
                             subsidiaries; and Secretary of all of the Pioneer Funds
                             since September 2003 (Assistant Secretary from
                             November 2000 to September 2003)
------------------------------------------------------------------------------------------------------------------
Christopher J. Kelley (40)   Assistant Vice President and Senior Counsel of             None
                             Pioneer since July 2002; Vice President and Senior
                             Counsel of BISYS Fund Services, Inc. (April 2001 to
                             June 2002); Senior Vice President and Deputy General
                             Counsel of Funds Distributor, Inc. (July 2000 to April
                             2001); and Assistant Secretary of all Pioneer Funds since
                             September 2003
------------------------------------------------------------------------------------------------------------------
David C. Phelan (48)         Partner, Wilmer Cutler Pickering Hale and Dorr LLP;        None
                             Assistant Secretary of all Pioneer Funds since
                             September 2003
------------------------------------------------------------------------------------------------------------------
Vincent Nave (60)            Vice President - Fund Accounting, Administration           None
                             and Custody Services of Pioneer; and Treasurer of all
                             of the Pioneer Funds
------------------------------------------------------------------------------------------------------------------
Mark E. Bradley (46)         Deputy Treasurer of Pioneer since 2004; Treasurer          None
                             and Senior Vice President, CDC IXIS Asset
                             Management Services from 2002 to 2003; Assistant
                             Treasurer and Vice President, MFS Investment
                             Management from 1997 to 2002; and Assistant
                             Treasurer of all of the Pioneer Funds since
                             November 2004
------------------------------------------------------------------------------------------------------------------

Pioneer Select Equity Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                              Positions Held        Length of Service
Name and Age                  With the Fund         and Term of Office
Luis I. Presutti (40)         Assistant Treasurer   Since November,
                                                    2003. Serves
                                                    at the discretion of
                                                    the Board
--------------------------------------------------------------------------------
Gary Sullivan (47)            Assistant Treasurer   Since November,
                                                    2003. Serves at the
                                                    discretion of
                                                    the Board
--------------------------------------------------------------------------------
Katherine Kim Sullivan (31)   Assistant Treasurer   Since November,
                                                    2003. Serves at the
                                                    discretion of the Board
--------------------------------------------------------------------------------
Martin J. Wolin (38)          Chief Compliance      Since October, 2004.
                              Officer               Serves at the
                                                    discretion of
                                                    the Board
--------------------------------------------------------------------------------

The outstanding capital stock of PFD, PIM and PIMSS is indirectly wholly owned by UniCredito Italiano S.p.A. ("UniCredito Italiano"), one of the largest banking groups in Italy. PIM, the Fund's investment adviser, provides investment management and financial services to mutual funds, institutional and other clients.

Pioneer Select Equity Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                                       Other Directorships Held
Name and Age                  Principal Occupation During Past Five Years              by this Officer
Luis I. Presutti (40)         Assistant Vice President - Fund Accounting,              None
                              Administration and Custody Services of Pioneer; and
                              Assistant Treasurer of all of the Pioneer Funds
-----------------------------------------------------------------------------------------------------------------
Gary Sullivan (47)            Fund Accounting Manager - Fund Accounting,               None
                              Administration and Custody Services of Pioneer; and
                              Assistant Treasurer of all of the Pioneer Funds since
                              May 2002
-----------------------------------------------------------------------------------------------------------------
Katherine Kim Sullivan (31)   Fund Administration Manager - Fund Accounting,           None
                              Administration and Custody Services since June
                              2003; Assistant Vice President - Mutual Fund
                              Operations of State Street Corporation from June
                              2002 to June 2003 (formerly Deutsche Bank
                              Asset Management); Pioneer Fund Accounting,
                              Administration and Custody Services (Fund Accounting
                              Manager from August 1999 to May 2002); and Assistant
                              Treasurer of all Pioneer Funds since September 2003
-----------------------------------------------------------------------------------------------------------------
Martin J. Wolin (38)          Chief Compliance Officer of Pioneer (Director of         None
                              Compliance and Senior Counsel from November 2000
                              to September 2004); and Chief Compliance Officer of all
                              of the Pioneer Funds since 2004
-----------------------------------------------------------------------------------------------------------------

The outstanding capital stock of PFD, PIM and PIMSS is indirectly wholly owned by UniCredito Italiano S.p.A. ("UniCredito Italiano"), one of the largest banking groups in Italy. PIM, the Fund's investment adviser, provides investment management and financial services to mutual funds, institutional and other clients.


--------------------------------------------------------------------------------
THE PIONEER FAMILY OF MUTUAL FUNDS
--------------------------------------------------------------------------------


Please consider a fund's investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other information about a fund and should be read carefully before you invest or send money. To obtain a prospectus and for other information on any Pioneer fund, contact your advisor, call 1-800-225-6292 or visit our web site at www.pioneerfunds.com.


U.S. Equity
Pioneer AmPac Growth Fund(1)
Pioneer Balanced Fund
Pioneer Classic Balanced Fund
Pioneer Cullen Value Fund
Pioneer Equity Income Fund
Pioneer Equity Opportunity Fund
Pioneer Focused Equity Fund
Pioneer Fund
Pioneer Fundamental Growth Fund
Pioneer Growth Leaders Fund(2)
Pioneer Growth Opportunities Fund
Pioneer Growth Shares
Pioneer Mid Cap Growth Fund
Pioneer Mid Cap Value Fund
Pioneer Oak Ridge Large Cap
 Growth Fund
Pioneer Oak Ridge Small Cap
 Growth Fund**
Pioneer Small and Mid Cap
 Growth Fund(3)
Pioneer Real Estate Shares
Pioneer Research Fund
Pioneer Small Cap Value Fund
Pioneer Value Fund


Asset Allocation
Pioneer Ibbotson Conservative
  Allocation Fund
Pioneer Ibbotson Moderate
  Allocation Fund

Pioneer Ibbotson Growth
  Allocation Fund
Pioneer Ibbotson Aggressive
  Allocation Fund


International/Global Equity
Pioneer Emerging Markets Fund
Pioneer Europe Select Equity Fund
Pioneer International Core Equity Fund
Pioneer International Equity Fund
Pioneer International Value Fund


Fixed Income
Pioneer America Income Trust
Pioneer Bond Fund
Pioneer California Tax Free Income Fund
Pioneer Florida Tax Free Income Fund
Pioneer Global High Yield Fund
Pioneer Government Income Fund
Pioneer High Yield Fund
Pioneer Municipal Bond Fund
Pioneer Short Term Income Fund
Pioneer Strategic Income Fund
Pioneer Tax Free Income Fund


Money Market
Pioneer Cash Reserves Fund*
Pioneer Tax Free Money Market Fund
Pioneer Treasury Reserves Fund

(1) Formerly Pioneer Papp America-Pacific Rim Fund
(2) Formerly Pioneer Papp Stock Fund
(3) Formerly Pioneer Papp Small and Mid Cap Growth Fund
 * An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
** Effective May 26, 2005, Pioneer Oak Ridge Small Cap Growth Fund is generally closed to new investors. Purchases in the Fund will be limited to existing investors.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                           This page for your notes.

--------------------------------------------------------------------------------
HOW TO CONTACT PIONEER
--------------------------------------------------------------------------------

 We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.

Call us for:

Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms                                                 1-800-225-6292

FactFone(SM) for automated fund yields, prices,
account information and transactions                              1-800-225-4321

Retirement plans information                                      1-800-622-0176

Telecommunications Device for the Deaf (TDD)                      1-800-225-1997

Write to us:

PIMSS, Inc.
P.O. Box 55014
Boston, Massachusetts 02205-5014


Our toll-free fax                                                 1-800-225-4240


Our internet e-mail address                        ask.pioneer@pioneerinvest.com
(for general questions about Pioneer only)


Visit our web site:                                         www.pioneerfunds.com


Before investing consider the Fund's investment objectives, risks, charges and expenses. Contact your advisor or Pioneer Investments for a prospectus containing this information. Read it carefully.

The Fund files a complete statement of investments with the Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's web site at http://www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.



ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant has adopted, as of the end of the period covered by this report, a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer and controller.

(b) For purposes of this Item, the term "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

        (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

        (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

        (3) Compliance with applicable governmental laws, rules, and regulations;

        (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

        (5) Accountability for adherence to the code.

(c) The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 10(a), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

The registrant has made no amendments to the code of ethics during the period covered by this report.

(d) If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable.

(e) If the registrant intends to satisfy the disclosure requirement under paragraph (c) or (d) of this Item regarding an amendment to, or a waiver from, a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item by posting such information on its Internet website, disclose the registrant's Internet address and such intention.

Not applicable.

(f) The registrant must:

        (1) File with the Commission, pursuant to Item 10(a), a copy of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR;

        (2) Post the text of such code of ethics on its Internet website and disclose, in its most recent report on this Form N-CSR, its Internet address and the fact that it has posted such code of ethics on its Internet website; or

        (3) Undertake in its most recent report on this Form N-CSR to provide to any person without charge, upon request, a copy of such code of ethics and explain the manner in which such request may be made.
	See Item 10(2)

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant's board of trustees has determined that the registrant either:

    (i) Has at least one audit committee financial expert serving on its audit committee; or

    (ii) Does not have an audit committee financial expert serving on its audit committee.

The registrant's Board of Trustees has determined that the registrant has at least one audit committee financial expert.

    (2) If the registrant provides the disclosure required by paragraph
(a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of trustees, or any other board committee:

    (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

    (ii) Be an "interested person" of the investment company as defined in
         Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Ms. Marguerite A. Piret, an independent trustee, is such an audit committee financial expert.

    (3) If the registrant provides the disclosure required by paragraph (a)(1)
(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

Audit Fees
Fees for audit services provided to the Fund, including fees associated with the initial and routine filings of its Form N-1A, totaled approximately $31,625 in 2005 and $37,500 in 2004.

(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

Audit-Related and Other Fees
There were no audit-related and other services provided to the Fund during the fiscal years ended
November 30, 2005 and 2004.

(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

Tax Fees
Fees for tax compliance services, primarily for tax return, totaled $6,800 in 2005 and $6,000 in 2004.

(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

 PIONEER FUNDS
            APPROVAL OF AUDIT, AUDIT-RELATED, TAX AND OTHER SERVICES
                       PROVIDED BY THE INDEPENDENT AUDITOR

                  SECTION I - POLICY PURPOSE AND APPLICABILITY

The Pioneer Funds recognize the importance of maintaining the independence of their outside auditors. Maintaining independence is a shared responsibility involving Pioneer Investment Management, Inc ("PIM"), the audit committee and the independent auditors.

The Funds recognize that a Fund's independent auditors: 1) possess knowledge of the Funds, 2) are able to incorporate certain services into the scope of the audit, thereby avoiding redundant work, cost and disruption of Fund personnel and processes, and 3) have expertise that has value to the Funds. As a result, there are situations where it is desirable to use the Fund's independent auditors for services in addition to the annual audit and where the potential for conflicts of interests are minimal. Consequently, this policy, which is intended to comply with Rule 210.2-01(C)(7), sets forth guidelines and procedures to be followed by the Funds when retaining the independent audit firm to perform audit, audit-related tax and other services under those circumstances, while also maintaining independence.

Approval of a service in accordance with this policy for a Fund shall also constitute approval for any other Fund whose pre-approval is required pursuant to Rule 210.2-01(c)(7)(ii).

In addition to the procedures set forth in this policy, any non-audit services that may be provided consistently with Rule 210.2-01 may be approved by the Audit Committee itself and any pre-approval that may be waived in accordance with Rule 210.2-01(c)(7)(i)(C) is hereby waived.

Selection of a Fund's independent auditors and their compensation shall be determined by the Audit Committee and shall not be subject to this policy.

                               SECTION II - POLICY

---------------- -------------------------------- -------------------------------------------------
SERVICE           SERVICE CATEGORY DESCRIPTION      SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
CATEGORY
---------------- -------------------------------- -------------------------------------------------
I.  AUDIT        Services that are directly       o Accounting research assistance
SERVICES         related to performing the        o SEC consultation, registration
                 independent audit of the Funds     statements, and reporting
                                                  o Tax accrual related matters
                                                  o Implementation of new accounting
                                                    standards
                                                  o Compliance letters (e.g. rating agency
                                                    letters)
                                                  o Regulatory reviews and assistance
                                                    regarding financial matters
                                                  o Semi-annual reviews (if requested)
                                                  o Comfort letters for closed end
                                                    offerings
---------------- -------------------------------- -------------------------------------------------
II.              Services which are not           o AICPA attest and agreed-upon procedures
AUDIT-RELATED    prohibited under Rule            o Technology control assessments
SERVICES         210.2-01(C)(4) (the "Rule")      o Financial reporting control assessments
                 and are related extensions of    o Enterprise security architecture
                 the audit services support the     assessment
                 audit, or use the
                 knowledge/expertise gained
                 from the audit procedures as a
                 foundation to complete the
                 project.  In most cases, if
                 the Audit-Related Services are
                 not performed by the Audit
                 firm, the scope of the Audit
                 Services would likely
                 increase.  The Services are
                 typically well-defined and
                 governed by accounting
                 professional standards (AICPA,
                 SEC, etc.)
---------------- -------------------------------- -------------------------------------------------
 ------------------------------------- ------------------------------------
   AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                REPORTING POLICY
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the audit period for all          services and related fees
   pre-approved specific service         reported at each regularly
   subcategories.  Approval of the       scheduled Audit Committee
   independent auditors as               meeting.
   auditors for a Fund shall
   constitute pre approval for
   these services.
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the fund fiscal year within       services and related fees
   a specified dollar limit              (including comparison to
   for all pre-approved                  specified dollar limits)
   specific service subcategories        reported quarterly.

 o Specific approval is
   needed to exceed the
   pre-approved dollar limit for
   these services (see general
   Audit Committee approval policy
   below for details on obtaining
   specific approvals)

 o Specific approval is
   needed to use the Fund's
   auditors for Audit-Related
   Services not denoted as
   "pre-approved", or
   to add a specific service
   subcategory as "pre-approved"
 ------------------------------------- ------------------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
III. TAX SERVICES       Services which are not      o Tax planning and support
                        prohibited by the Rule,     o Tax controversy assistance
                        if an officer of the Fund   o Tax compliance, tax returns, excise
                        determines that using the     tax returns and support
                        Fund's auditor to provide   o Tax opinions
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption, or
                        the ability to maintain a
                        desired level of
                        confidentiality.
----------------------- --------------------------- -----------------------------------------------

------------------------------------- -------------------------
  AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                          REPORTING POLICY
------------------------------------- -------------------------
------------------------------------- -------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal  year             all such services and
  within a specified dollar limit       related fees
  				        (including comparison
  			                to specified dollar
  			                limits) reported
  			                quarterly.

o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for tax services not
  denoted as pre-approved, or to add a specific
  service subcategory as
  "pre-approved"
------------------------------------- -------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
IV.  OTHER SERVICES     Services which are not      o Business Risk Management support
                        prohibited by the Rule,     o Other control and regulatory
A. SYNERGISTIC,         if an officer of the Fund     compliance projects
UNIQUE QUALIFICATIONS   determines that using the
                        Fund's auditor to provide
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption,
                        the ability to maintain a
                        desired level of
                        confidentiality, or where
                        the Fund's auditors
                        posses unique or superior
                        qualifications to provide
                        these services, resulting
                        in superior value and
                        results for the Fund.
----------------------- --------------------------- -----------------------------------------------
--------------------------------------- ------------------------
    AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                            REPORTING POLICY
------------------------------------- --------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal year within       all such services and
  a specified dollar limit              related fees
  			               (including comparison
  			                to specified dollar
  				        limits) reported
                                        quarterly.
o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for "Synergistic" or
  "Unique Qualifications" Other
  Services not denoted as
  pre-approved to the left, or to
  add a specific service
  subcategory as "pre-approved"
------------------------------------- --------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- ------------------------- -----------------------------------------------
   SERVICE CATEGORY         SERVICE CATEGORY        SPECIFIC PROHIBITED SERVICE SUBCATEGORIES
                              DESCRIPTION
----------------------- ------------------------- -----------------------------------------------
PROHIBITED  SERVICES    Services which result     1. Bookkeeping or other services
                        in the auditors losing       related to the accounting records or
                        independence status          financial statements of the audit
                        under the Rule.              client*
                                                  2. Financial information systems design
                                                     and implementation*
                                                  3. Appraisal or valuation services,
                                                     fairness* opinions, or
                                                     contribution-in-kind reports
                                                  4. Actuarial services (i.e., setting
                                                     actuarial reserves versus actuarial
                                                     audit work)*
                                                  5. Internal audit outsourcing services*
                                                  6. Management functions or human
                                                     resources
                                                  7. Broker or dealer, investment
                                                     advisor, or investment banking services
                                                  8. Legal services and expert services
                                                     unrelated to the audit
                                                  9. Any other service that the Public
                                                     Company Accounting Oversight Board
                                                     determines, by regulation, is
                                                     impermissible
----------------------- ------------------------- -----------------------------------------------
------------------------------------------- ------------------------------
     AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                  REPORTING POLICY
------------------------------------------- ------------------------------
o These services are not to be              o A summary of all
  performed with the exception of the(*)      services and related
  services that may be permitted              fees reported at each
  if they would not be subject to audit       regularly scheduled
  procedures at the audit client (as          Audit Committee meeting
  defined in rule 2-01(f)(4)) level           will serve as continual
  the firm providing the service.             confirmation that has
  				              not provided any
                                              restricted services.
------------------------------------------- ------------------------------

--------------------------------------------------------------------------------
GENERAL AUDIT COMMITTEE APPROVAL POLICY:
o For all projects, the officers of the Funds and the Fund's auditors will each make an assessment to determine that any proposed projects will not impair independence.

o Potential services will be classified into the four non-restricted service categories and the "Approval of Audit, Audit-Related, Tax and Other Services" Policy above will be applied. Any services outside the specific pre-approved service subcategories set forth above must be specifically approved by the Audit Committee.

o At least quarterly, the Audit Committee shall review a report summarizing the services by service category, including fees, provided by the Audit firm as set forth in the above policy.

--------------------------------------------------------------------------------


    (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

Non-Audit Services
Beginning with non-audit service contracts entered into on or after May 6, 2003, the effective date of the new SEC pre-approval rules, the Fund's audit committee is required to pre-approve services to affiliates defined by SEC rules to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Fund. For the years ended November 30, 2005 and 2004, there were no services provided to an affiliate that required the Fund's audit committee pre-approval.

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

N/A

(g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

The aggregate non-audit fees for the Fund and affiliates, as previously defined, totaled $6,800 in 2005 and $6,000 in 2004.


(h) Disclose whether the registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

The Fund's independent auditor, Ernst &
Young LLP ("E&Y"), has advised the Audit
Committee of the Fund's Board of Trustees that E&Ys Spanish affiliate (E&Y Spain) performed certain non-audit work for Pioneer Global
Investments Limited ("PGIL"), an affiliate of the Funds investment adviser. The services involved the receipt and disbursement of monies transferred to E&Y Spain by PGIL in payment of individual payroll and related income tax withholdings due on returns prepared by E&Y Spain for certain PGIL employees located in Spain from February 2001 to October 2005. E&Y became auditors of the Fund in May 2002. These payroll and tax services were discontinued in November 2005. The annual fee received by E&Y Spain for all such services totaled approximately 9,000 Euro per year. E&Y has informed the Audit Committee that based on its internal reviews and the de minimus nature of the services provided and fees received, E&Y does not believe its independence with respect to the Fund has been impaired or that it is disqualified from acting as independent auditors to the Fund.

The Fund's audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the Affiliates (as defined) that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.


Item 5. Audit Committee of Listed Registrants

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17 CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)).
If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrants audit committee as specified in
Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

The registrant has a separately-designated standing audit committe eestablished in accordance with Section
3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)).

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17 CFR 240.10A-3(d)) regarding an exemption from the listing standards for audit committees.

N/A

Item 6. Schedule of Investments.

File Schedule I Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in 210.12-12 of Regulation S-X [17 CFR 210.12-12], unless the schedule is included as part of the report to shareholders filed under Item
1 of this Form.

Included in Item 1


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable to open-end management investment companies.


Item 8. Portfolio Managers of Closed-End Management Investment
        Companies.

(a) If the registrant is a closed-end management investment company that is filing an annual report on this Form N-CSR,provide the following information:
(1) State the name, title, and length of service of the person or persons employed by or associated with the registrant or an investment adviser of the registrant who are primarily responsible for the day-to-day management of the registrants portfolio (Portfolio Manager). Also state each Portfolio Managers business experience during the past 5 years.


Not applicable to open-end management investment companies.



Item 9. Purchases of Equity Securities by Closed-End Management
Investment Company and Affiliated Purchasers.

(a) If the registrant is a closed-end management investment company, in the following tabular format, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any affiliated purchaser, as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrants equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781). Instruction to paragraph (a). Disclose all purchases covered by this Item, including purchases that do not satisfy the conditions of the safe harbor of Rule 10b-18 under the Exchange Act (17 CFR 240.10b-18), made in the period covered by the report. Provide disclosures covering repurchases made on a monthly basis. For example, if the reporting period began on January 16 and ended on July 15, the chart would show repurchases for the months from January 16 through February 15, February 16 through March 15, March 16 through
April 15, April 16 through May 15, May 16 through June 15, and June 16 through July 15.


Not applicable to open-end management investment companies.


Item 10. Submission of Matters to a Vote of Security Holders.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrants board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.


There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrants board of directors since the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14(A) in its definitive proxy statement, or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.30a-2(c))) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph.

The registrant's principal executive officer and principal financial officer have concluded, that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.


(b) Disclose whether or not there were significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.


ITEM 12. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.



(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Select Equity Fund


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date  January 30, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date January 30, 2006


By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date January 30, 2006

* Print the name and title of each signing officer under his or her signature.